Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital commitments outstanding
	As of December 31,
	2021	2022
Contracted for payable of student related uniform, luggage, and teaching materials	21,044	26,707